Warrants - Fair Value of Warrant Liabilities (Details) - Common Stock Purchase Warrants - USD ($) $ in Thousands	9 Months Ended	11 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Fair value at beginning of period	$ 72	$ 10,363
Fair value of liability warrants in excess of proceeds, at issuance		164
Exercises of liability warrants		(6,249)
Gain on changes in fair value of liability warrants	(46)	$ (3,878)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants
Fair value at end of period	$ 26	$ 72